Loss Per Share (Narrative) (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Net loss per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	2,490	3,560